Net Loss per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Deemed dividend related to Series B-2 preferred stock down round provision	$ 0	$ 959	$ 2,981	$ 2,829
Increase in net loss per common share, deemed dividend (in dollars per share)			$ 0.32